Net financial income/(expense)	12 Months Ended
Dec. 31, 2024
Finance income expense [Abstract]
Disclosure of finance income (cost) [text block]
2.5 NET FINANCIAL INCOME/(EXPENSE)
The following tables provide an itemized breakdown of changes in net financial income/(expense) in 2024, 2023 and 2022.
Net financial income/(expense) for these years from the infrastructure project companies is presented separately from that of ex-infrastructure project companies (see the definition in Note 1.1.3). In each case, a distinction is made between net financial income/(expense) from financing (which includes borrowing costs on bank borrowings and bonds, and returns on financial investments and loans granted) and net financial income/(expense) from derivatives and other items (including the effect of the fair value measurement of ineffective hedges, and other income and expenses not directly related to financing).
For 2024, as compared to 2023:

(Million euro)	2024	2023	Var. %
Financial income from infrastructure project financing	43	34	26%
Financial expense from infrastructure project financing	(382)	(362)	6%
Net financial income/(expense) from financing, infrastructure project companies	(339)	(328)	3%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	9	13	(31)%
Other net financial income/(expense), infrastructure project companies	(81)	(57)	42%
Other net financial income/(expense), infrastructure project companies	(72)	(44)	64%
Net financial income/(expense) from infrastructure projects	(411)	(372)	10%
Financial income, other companies	169	216	(22)%
Financial expense, other companies	(95)	(105)	(10)%
Net financial income/(expense) from financing, other companies	74	111	(33)%
Net financial income/(expense) from derivatives and other fair value adjustments, other companies	574	11	5118%
Other net financial income/(expense), other companies	37	20	85%
Other net financial income/(expense), other companies	611	31	1871%
Net financial income/(expense), other companies	685	142	382%
Total net financial income/(expense)	274	(230)	(219)%
Regarding the 2024 financial result, it should be noted that the line item "Net financial income/(expense) from derivatives and other fair value adjustments, other companies" includes a positive effect of EUR 547 million related to the Heathrow Airports Holding (HAH) divestment (Note 1.1.5), as a consequence of the recognition of the remaining 5.25% stake in HAH as a financial asset at fair value through profit or loss. The fair value has been determined by referencing the selling price of the recently 19.75% stake divested in FGP Topco.
For 2023, as compared to 2022:

(Million euro)	2023	2022	Var. %
Financial income from infrastructure project financing	34	8	325%
Financial expense from infrastructure project financing	(362)	(251)	44%
Net financial income/(expense) from financing, infrastructure project companies	(328)	(243)	35%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	13	(105)	(112)%
Other net financial income/(expense), infrastructure project companies	(57)	(17)	235%
Other net financial income/(expense), infrastructure project companies	(44)	(122)	(64)%
Net financial income/(expense) from infrastructure projects	(372)	(365)	2%
Financial income, other companies	216	104	108%
Financial expense, other companies	(105)	(103)	2%
Net financial income/(expense) from financing, other companies	111	1	11000%
Net financial income/(expense) from derivatives and other fair value adjustments, other companies	11	47	(77)%
Other net financial income/(expense), other companies	20	-	—%
Other net financial income/(expense), other companies	31	47	(34)%
Net financial income/(expense), other companies	142	48	196%
Total net financial income/(expense)	(230)	(317)	(27)%
The following table provides a breakdown of financial expense from infrastructure project companies showing capitalized expenses relating to toll roads under construction:

Infrastructure project financing expenses from infrastructures (Million euro)	2024	2023	2022
Accrued financial expenses	(387)	(379)	(347)
Expenses capitalized during the construction period	5	17	96
Financial expenses in P&L	(382)	(362)	(251)